UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III

234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Intech S&P Large Cap Diversified Alpha ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Intech S&P Large Cap Diversified Alpha ETF

Ticker: LGDX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Intech S&P Large Cap Diversified Alpha ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to Intech S&P Large Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Intech S&P Large Cap Diversified Alpha ETF	$13	0.25%
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$142,002
Number of Holdings	279
Total Advisory Fee	$168,664
Portfolio Turnover Rate	61%

Sector Breakdown

(% of Total Net Assets)

Technology 35.3%
Communications 12.2%
Financials 10.4%
Industrials 9.3%
Health Care 8.9%
Consumer Discretionary 8.8%
Consumer Staples 4.8%
Real Estate 3.2%
Utilities 2.8%
Energy 2.3%
Materials 1.7%
Cash & Other 0.3%

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	8.4%
Apple, Inc.	5.2%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	3.5%
Broadcom, Inc.	3.2%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.0%
Micron Technology, Inc.	2.0%
Eli Lilly & Co.	1.8%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.IntechETFs.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Intech S&P Small-Mid Cap Diversified Alpha ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Intech S&P Small-Mid Cap Diversified Alpha ETF

Ticker: SMDX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Intech S&P Small-Mid Cap Diversified Alpha ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to Intech S&P Small-Mid Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Intech S&P Small-Mid Cap Diversified Alpha ETF	$18	0.35%
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$130,096
Number of Holdings	526
Total Advisory Fee	$216,212
Portfolio Turnover Rate	79%

Sector Breakdown

(% of Total Net Assets)

Industrials
23.2%
Financials
14.2%
Technology
13.5%
Consumer Discretionary
13.3%
Health Care
11.8%
Real Estate
5.5%
Materials
5.4%
Energy
5.3%
Consumer Staples
2.8%
Communications
2.6%
Utilities
2.1%
Cash & Other
0.3%

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Jones Lang LaSalle, Inc.	1.2%
United Therapeutics Corp.	1.0%
US Foods Holding Corp.	1.0%
East West Bancorp, Inc.	1.0%
Tenet Healthcare Corp.	0.9%
AECOM	0.9%
Exelixis, Inc.	0.9%
XPO, Inc.	0.9%
Lamar Advertising Co. - Class A - REIT	0.8%
Everpure, Inc. - Class A	0.8%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.IntechETFs.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

1

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2026 (Unaudited)

Tidal Trust III

Intech S&P Large Cap Diversified Alpha ETF         | LGDX | NYSE Arca, Inc.

Intech S&P Small-Mid Cap Diversified Alpha ETF  | SMDX | NYSE Arca, Inc.

Intech ETFs

Intech S&P Large Cap Diversified Alpha ETF

Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 2.3%
Bank of America Corp.	4,071	$252,198
Citigroup, Inc.	11,734	1,554,168
Citizens Financial Group, Inc.	358	25,651
Huntington Bancshares, Inc.	2,633	44,866
JPMorgan Chase & Co.	1,388	488,285
KeyCorp	8,386	189,440
M&T Bank Corp.	464	114,279
PNC Financial Services Group, Inc.	354	88,454
Regions Financial Corp.	3,770	116,681
Truist Financial Corp.	2,615	135,562
U.S. Bancorp	2,842	179,074
Wells Fargo & Co.	1,657	143,248
		3,331,906

Consumer Discretionary Products - 3.8%
D.R. Horton, Inc.	71	10,157
Deckers Outdoor Corp.(a)	2,923	283,180
Ford Motor Co.	3,743	54,947
General Motors Co.	15,511	1,378,308
Hasbro, Inc.	2,566	241,050
Masco Corp.	2,224	158,972
Nike, Inc. - Class B	2,272	94,765
PulteGroup, Inc.	710	89,794
Ralph Lauren Corp. - Class A	826	314,161
Tapestry, Inc.	4,006	610,394
Tesla, Inc.(a)	6,720	2,091,331
		5,327,059

Consumer Discretionary Services - 0.5%
Carnival Corp. Ltd.	4,115	114,438
Darden Restaurants, Inc.	354	72,068
Domino’s Pizza, Inc.	307	106,664
Las Vegas Sands Corp.	5,467	267,282
McDonald’s Corp.	105	28,417
Starbucks Corp.	873	91,883
		680,752

Consumer Staple Products - 3.1%
Altria Group, Inc.	2,105	143,835
Church & Dwight Co., Inc.	815	80,530
Clorox Co.	526	50,249
Coca-Cola Co.	2,390	209,340
Colgate-Palmolive Co.	11,933	1,089,483
Estee Lauder Cos., Inc. - Class A	5,812	487,627

The accompanying notes are an integral part of these financial statements.

General Mills, Inc.	1,125	$40,219
Hershey Co.	929	162,621
Kenvue, Inc.	1,945	37,422
Kimberly-Clark Corp.	888	97,067
Molson Coors Beverage Co. - Class B	804	33,414
Mondelez International, Inc. - Class A	506	31,529
Monster Beverage Corp.(a)	2,148	207,024
PepsiCo, Inc.	4,330	604,295
Philip Morris International, Inc.	4,625	882,542
Procter & Gamble Co.	1,474	212,978
Tyson Foods, Inc. - Class A	1,208	70,016
		4,440,191

Financial Services - 6.1%
American Express Co.	4,288	1,441,840
Ameriprise Financial, Inc.	170	92,793
Bank of New York Mellon Corp.	2,799	437,568
BlackRock, Inc.	358	390,360
Capital One Financial Corp.	2,157	450,834
Cboe Global Markets, Inc.	1,599	496,058
Charles Schwab Corp.	8,559	900,749
CME Group, Inc. - Class A	428	114,614
Fidelity National Information Services, Inc.	3,312	148,278
Fiserv, Inc.(a)	1,850	99,789
Goldman Sachs Group, Inc.	1,347	1,371,758
Intercontinental Exchange, Inc.	570	86,914
Jack Henry & Associates, Inc.	486	74,863
Mastercard, Inc. - Class A	1,441	825,837
Morgan Stanley	1,319	277,544
MSCI, Inc. - Class A	263	150,499
Northern Trust Corp.	1,553	282,941
S&P Global, Inc.	77	31,719
State Street Corp.	1,475	271,636
Synchrony Financial	6,823	517,115
T. Rowe Price Group, Inc.	1,079	120,578
Visa, Inc. - Class A	102	37,345
		8,621,632

Health Care - 8.9%
Abbott Laboratories	4,183	442,143
Align Technology, Inc.(a)	71	12,010
Amgen, Inc.	495	190,654
Becton Dickinson & Co.	113	18,715
Boston Scientific Corp.(a)	2,901	135,564
Bristol-Myers Squibb Co.	12,564	820,555
Cardinal Health, Inc.	2,735	629,132
Cigna Group	497	138,688
CVS Health Corp.	251	26,212
Dexcom, Inc.(a)	229	19,110
Edwards Lifesciences Corp.(a)	1,493	128,502
Elevance Health, Inc.	342	128,537

The accompanying notes are an integral part of these financial statements.

Eli Lilly & Co.	2,243	$2,576,848
Gilead Sciences, Inc.	1,732	225,524
HCA Healthcare, Inc.	2,345	944,074
IDEXX Laboratories, Inc.(a)	191	106,782
Incyte Corp.(a)	2,756	329,397
Intuitive Surgical, Inc.(a)	1,070	378,063
Johnson & Johnson	4,799	1,230,224
McKesson Corp.	1,044	893,862
Medtronic PLC	1,005	85,817
Merck & Co., Inc.	530	69,006
Pfizer, Inc.	8,315	207,958
Regeneron Pharmaceuticals, Inc.	635	484,270
Solventum Corp.(a)	690	58,954
Thermo Fisher Scientific, Inc.	258	148,169
UnitedHealth Group, Inc.	3,557	1,474,021
Universal Health Services, Inc. - Class B	1,016	171,135
Vertex Pharmaceuticals, Inc.(a)	319	152,195
Viatris, Inc.	11,980	210,369
West Pharmaceutical Services, Inc.	261	88,991
Zoetis, Inc. - Class A	1,814	140,204
		12,665,685

Industrial Products - 7.1%
3M Co.	8,949	1,577,530
Caterpillar, Inc.	849	691,774
Cummins, Inc.	44	27,905
Fortive Corp.	3,456	204,630
GE Aerospace	289	104,060
GE Vernova, Inc.	963	953,649
Generac Holdings, Inc.(a)	1,446	285,021
General Dynamics Corp.	361	138,415
Honeywell International, Inc.	426	103,539
Howmet Aerospace, Inc.	1,968	555,488
Huntington Ingalls Industries, Inc.	647	211,213
Illinois Tool Works, Inc.	255	73,172
Johnson Controls International PLC	1,793	262,961
Keysight Technologies, Inc.(a)	3,661	1,168,152
L3Harris Technologies, Inc.	1,548	428,889
Lockheed Martin Corp.	2,528	1,473,167
Northrop Grumman Corp.	912	494,742
Otis Worldwide Corp.	1,568	112,818
Parker-Hannifin Corp.	118	115,230
Rockwell Automation, Inc.	170	81,613
RTX Corp.	1,665	358,341
TE Connectivity PLC	559	114,981
TransDigm Group, Inc.	42	52,684
Vertiv Holdings Co. - Class A	1,833	442,798
		10,032,772

Industrial Services - 2.2%
CSX Corp.	2,055	103,572

The accompanying notes are an integral part of these financial statements.

Delta Air Lines, Inc.	3,718	$325,102
EMCOR Group, Inc.	885	705,725
Expeditors International of Washington, Inc.	1,064	178,635
Fastenal Co.	1,996	95,229
FedEx Corp.	3,456	1,062,374
Norfolk Southern Corp.	98	32,877
Old Dominion Freight Line, Inc.	405	85,917
Union Pacific Corp.	279	81,504
United Parcel Service, Inc. - Class B	4,023	419,277
United Rentals, Inc.	22	23,744
W.W. Grainger, Inc.	21	29,027
		3,142,983

Insurance - 2.0%
Allstate Corp.	3,667	968,381
American International Group, Inc.	3,656	287,288
Aon PLC - Class A	763	275,100
Berkshire Hathaway, Inc. - Class B(a)	181	92,589
Travelers Cos., Inc.	2,486	930,659
Willis Towers Watson PLC	841	282,509
		2,836,526

Materials - 1.7%
Air Products and Chemicals, Inc.	579	170,741
Albemarle Corp.	2,970	349,391
CF Industries Holdings, Inc.	1,981	248,001
Corteva, Inc.	4,377	344,514
Ecolab, Inc.	511	141,869
Freeport-McMoRan, Inc.	427	26,743
Linde PLC	692	331,039
Newmont Corp.	2,102	196,978
Nucor Corp.	165	42,453
Qnity Electronics, Inc.	3,590	470,936
Steel Dynamics, Inc.	161	40,453
		2,363,118

Media - 11.5%
Airbnb, Inc. - Class A(a)	525	79,548
Alphabet, Inc. - Class A	17,181	6,118,669
Alphabet, Inc. - Class C	13,835	4,934,253
AppLovin Corp. - Class A(a)	168	66,511
Booking Holdings, Inc.	3,352	646,601
Comcast Corp. - Class A	12,173	291,665
DoorDash, Inc. - Class A(a)	1,199	235,196
Expedia Group, Inc. - Class A	1,482	436,805
Meta Platforms, Inc. - Class A	5,115	2,847,572
Netflix, Inc.(a)	3,981	285,477
News Corp. - Class B	3,854	120,515
Uber Technologies, Inc.(a)	2,212	155,636
VeriSign, Inc.	116	33,642

The accompanying notes are an integral part of these financial statements.

Walt Disney Co.	589	$56,656
		16,308,746

Oil & Gas - 2.2%
APA Corp.	5,414	202,050
Baker Hughes Co.	6,781	410,183
Chevron Corp.	1,306	257,060
ConocoPhillips	617	74,336
Devon Energy Corp.	1,122	50,636
EOG Resources, Inc.	7,424	1,103,875
EQT Corp.	227	12,097
Expand Energy Corp.	679	63,846
Halliburton Co.	2,523	81,367
Kinder Morgan, Inc.	2,803	90,201
Marathon Petroleum Corp.	821	259,822
Occidental Petroleum Corp.	1,074	61,293
Phillips 66	1,387	293,600
Valero Energy Corp.	303	94,809
Williams Cos., Inc.	723	51,723
		3,106,898

Real Estate - 3.2%
American Tower Corp. - REIT	6,825	1,183,182
CBRE Group, Inc. - Class A(a)	4,978	730,820
Digital Realty Trust, Inc. - REIT	1,323	249,412
Equinix, Inc. - REIT	342	348,594
Host Hotels & Resorts, Inc. - REIT	6,057	152,213
Iron Mountain, Inc. - REIT	5,048	617,471
Ventas, Inc. - REIT	901	84,253
VICI Properties, Inc. - REIT	19,129	504,049
Welltower, Inc. - REIT	2,760	647,054
		4,517,048

Renewable Energy - 0.1%
First Solar, Inc.(a)	834	175,999

Retail & Wholesale - Discretionary - 4.5%
Amazon.com, Inc.(a)	15,242	4,139,422
AutoZone, Inc.(a)	43	129,699
Best Buy Co., Inc.	319	27,517
eBay, Inc.	409	46,630
Genuine Parts Co.	1,795	223,244
Home Depot, Inc.	103	34,192
Lowe’s Cos., Inc.	572	118,867
Lululemon Athletica, Inc.(a)	145	17,236
O’Reilly Automotive, Inc.(a)	2,689	240,262
Ross Stores, Inc.	1,260	316,348
TJX Cos., Inc.	2,638	415,063
Tractor Supply Co.	2,768	85,172
Ulta Beauty, Inc.(a)	383	196,414

The accompanying notes are an integral part of these financial statements.

Williams-Sonoma, Inc.	1,940	$443,601
		6,433,667

Retail & Wholesale - Staples - 1.7%
Bunge Global SA	2,683	285,015
Casey’s General Stores, Inc.	405	352,755
Costco Wholesale Corp.	52	49,498
Dollar General Corp.	527	66,955
Dollar Tree, Inc.(a)	508	64,623
Kroger Co.	678	39,148
Sysco Corp.	10,987	936,532
Target Corp.	286	41,324
Walmart, Inc.	4,704	523,085
		2,358,935

Software & Tech Services - 7.4%
Adobe, Inc.(a)	3,197	800,561
Cadence Design Systems, Inc.(a)	74	25,162
Fortinet, Inc.(a)	802	129,884
International Business Machines Corp.	3,749	838,464
Intuit, Inc.	1,345	425,114
Microsoft Corp.	14,745	6,852,296
Oracle Corp.	4,139	537,532
Palantir Technologies, Inc. - Class A(a)	7,404	911,136
		10,520,149

Tech Hardware & Semiconductors - 27.9%(b)
Advanced Micro Devices, Inc.(a)	5,021	2,390,749
Analog Devices, Inc.	169	62,092
Apple, Inc.	23,901	7,383,258
Applied Materials, Inc.	1,376	698,554
Broadcom, Inc.	11,671	4,543,287
Cisco Systems, Inc.	18,046	2,093,156
Corning, Inc.	4,451	615,351
Dell Technologies, Inc. - Class C	1,232	499,416
Garmin Ltd.	188	55,231
Hewlett Packard Enterprise Co.	2,856	136,802
Intel Corp.(a)	14,116	1,273,263
KLA Corp.	1,927	352,294
Lam Research Corp.	1,806	529,194
Marvell Technology, Inc.	1,545	289,780
Microchip Technology, Inc.	715	53,117
Micron Technology, Inc.	3,406	2,803,240
Motorola Solutions, Inc.	285	124,189
NetApp, Inc.	3,464	618,324
NVIDIA Corp.	59,377	11,919,933
NXP Semiconductors NV	134	30,707
ON Semiconductor Corp.(a)	722	58,922
QUALCOMM, Inc.	749	110,560
Sandisk Corp.(a)	591	717,965
Seagate Technology Holdings PLC	973	833,014

The accompanying notes are an integral part of these financial statements.

Skyworks Solutions, Inc.	1,255	$78,161
Teradyne, Inc.	1,262	464,025
Texas Instruments, Inc.	889	245,133
Western Digital Corp.	1,283	699,030
		39,678,747

Telecommunications - 0.7%
AT&T, Inc.	7,443	173,050
T-Mobile US, Inc.	1,129	194,989
Verizon Communications, Inc.	13,907	650,987
		1,019,026

Utilities - 2.8%
AES Corp.	13,713	201,307
Alliant Energy Corp.	558	39,495
American Electric Power Co., Inc.	1,359	173,748
Atmos Energy Corp.	374	64,620
CenterPoint Energy, Inc.	1,133	47,631
CMS Energy Corp.	435	31,316
Consolidated Edison, Inc.	789	85,883
Constellation Energy Corp.	1,056	277,464
Dominion Energy, Inc.	458	31,680
DTE Energy Co.	92	13,052
Duke Energy Corp.	4,752	596,043
Edison International	4,013	294,434
Entergy Corp.	431	46,384
Evergy, Inc.	956	79,358
Exelon Corp.	5,849	268,001
FirstEnergy Corp.	2,059	99,470
NiSource, Inc.	2,104	93,481
PG&E Corp.	56,044	974,045
Pinnacle West Capital Corp.	340	34,337
PPL Corp.	1,145	40,315
Southern Co.	3,393	320,774
Vistra Corp.	280	41,493
WEC Energy Group, Inc.	143	15,647
Xcel Energy, Inc.	779	60,918
		3,930,896

TOTAL COMMON STOCKS (Cost $117,001,814)		141,492,735

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(c)	477,094	477,094

TOTAL SHORT-TERM INVESTMENTS (Cost $477,094)		477,094

TOTAL INVESTMENTS - 100.0% (Cost $117,478,908)		$141,969,829
Other Assets in Excess of Liabilities - 0.0%(d)		31,825
TOTAL NET ASSETS - 100.0%		$142,001,654

The accompanying notes are an integral part of these financial statements.

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Intech S&P Small-Mid Cap Diversified Alpha ETF

Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 4.6%
Ameris Bancorp	322	$28,082
Associated Banc-Corp	1,091	33,690
Banc of California, Inc.	13,559	259,655
Bancorp, Inc.(a)	2,903	194,704
Bank OZK	623	31,960
BankUnited, Inc.	538	25,098
Capitol Federal Financial, Inc.	6,100	53,924
Customers Bancorp, Inc.(a)	332	26,122
Dime Community Bancshares, Inc.	5,515	224,791
East West Bancorp, Inc.	9,592	1,256,552
First Commonwealth Financial Corp.	1,137	24,480
First Financial Bancorp	867	29,331
First Horizon Corp.	14,249	365,344
Flagstar Financial, Inc.	20,858	296,601
FNB Corp.	1,587	29,994
Hancock Whitney Corp.	414	31,878
Hanmi Financial Corp.	5,560	177,253
International Bancshares Corp.	2,265	173,363
NBT Bancorp, Inc.	334	17,585
OFG Bancorp	313	16,545
Pathward Financial, Inc.	3,018	266,308
Provident Financial Services, Inc.	25,506	629,488
Texas Capital Bancshares, Inc.	165	16,310
TrustCo Bank Corp.	2,697	153,675
Trustmark Corp.	673	31,934
UMB Financial Corp.	59	8,598
Valley National Bancorp	64,541	922,291
WaFd, Inc.	901	33,130
Webster Financial Corp.	1,880	145,173
Wintrust Financial Corp.	119	18,985
WSFS Financial Corp.	5,153	413,271
		5,936,115

Consumer Discretionary Products - 5.6%
Armstrong World Industries, Inc.	2,422	423,026
Autoliv, Inc.	3,389	417,423
BorgWarner, Inc.	2,776	176,942
Brunswick Corp.	3,025	238,975
Capri Holdings Ltd.(a)	5,162	82,231
Cavco Industries, Inc.(a)	293	160,280
Central Garden & Pet Co. - Class A(a)	1,935	73,356
Champion Homes, Inc.(a)	235	18,708
Crocs, Inc.(a)	1,057	135,307
Dana, Inc.	11,558	311,257
Dorman Products, Inc.(a)	232	30,893

The accompanying notes are an integral part of these financial statements.

Fox Factory Holding Corp.(a)	8,795	$158,310
Gentex Corp.	7,268	169,780
Gentherm, Inc.(a)	6,646	269,695
Griffon Corp.	721	62,129
Interface, Inc.	16,406	562,070
LCI Industries	4,942	505,863
Lear Corp.	782	102,160
Leggett & Platt, Inc.	5,608	54,958
LGI Homes, Inc.(a)	489	26,685
M/I Homes, Inc.(a)	75	10,960
Mattel, Inc.(a)	12,188	183,917
MillerKnoll, Inc.	9,302	209,481
Newell Brands, Inc.	52,013	291,273
Patrick Industries, Inc.	153	12,630
Phinia, Inc.	4,351	320,190
Polaris, Inc.	455	30,521
PVH Corp.	1,049	90,906
Scotts Miracle-Gro Co.	5,197	341,339
Somnigroup International, Inc.	4,406	287,844
Steven Madden Ltd.	1,018	46,909
Thor Industries, Inc.	137	10,271
Toll Brothers, Inc.	3,092	451,092
Versigent PLC	539	22,288
VF Corp.	11,756	168,346
YETI Holdings, Inc.(a)	16,441	804,623
		7,262,638

Consumer Discretionary Services - 3.8%
Boyd Gaming Corp.	2,002	170,290
Brinker International, Inc.(a)	672	143,606
Cava Group, Inc.(a)	1,019	66,469
Churchill Downs, Inc.	6,045	509,594
Covista, Inc.(a)	3,536	441,470
Cracker Barrel Old Country Store, Inc.	2,756	155,411
Grand Canyon Education, Inc.(a)	282	40,986
Marriott Vacations Worldwide Corp.	79	7,703
Matthews International Corp. - Class A	6,007	166,694
Perdoceo Education Corp.	10,578	336,486
Planet Fitness, Inc. - Class A(a)	4,471	249,974
PROG Holdings, Inc.	9,446	415,813
Pursuit Attractions and Hospitality, Inc.(a)	2,056	103,890
Service Corp. International	3,548	305,802
Shake Shack, Inc. - Class A(a)	2,155	135,226
Strategic Education, Inc.	962	78,884
Stride, Inc.(a)	3,311	265,840
Texas Roadhouse, Inc. - Class A	1,565	321,514
Travel + Leisure Co.	3,118	237,030
Universal Technical Institute, Inc.(a)	6,180	242,936
Upbound Group, Inc.	10,596	205,456
Wendy’s Co.	16,697	122,890

The accompanying notes are an integral part of these financial statements.

Wingstop, Inc.	1,287	$166,654
		4,890,618

Consumer Staple Products - 1.1%
Boston Beer Co., Inc. - Class A(a)	250	45,800
Cal-Maine Foods, Inc.	592	51,966
Celsius Holdings, Inc.(a)	4,283	125,107
Coca-Cola Consolidated, Inc.	2,538	476,890
Darling Ingredients, Inc.(a)	6,152	373,057
e.l.f. Beauty, Inc.(a)	960	79,574
Ingredion, Inc.	1,653	164,407
Interparfums, Inc.	840	104,622
Reynolds Consumer Products, Inc.	1,180	29,429
Universal Corp.	734	38,675
		1,489,527

Financial Services - 5.5%
Adamas Trust, Inc. - REIT	10,297	93,394
Affiliated Managers Group, Inc.	2,067	758,031
Ally Financial, Inc.	10,422	451,585
Annaly Capital Management, Inc. - REIT	1,915	43,509
BGC Group, Inc. - Class A	17,181	197,925
Bread Financial Holdings, Inc.	6,148	664,414
Dave, Inc. - Class A(a)	125	46,586
Encore Capital Group, Inc.(a)	3,824	359,762
Enova International, Inc.(a)	1,452	369,011
Essent Group Ltd.	4,797	316,410
Evercore, Inc. - Class A	507	162,524
EZCORP, Inc. - Class A(a)	11,171	332,561
Federated Hermes, Inc. - Class B	637	38,194
First American Financial Corp.	4,122	309,109
GATX Corp.	158	28,261
Genworth Financial, Inc. - Class A(a)	6,777	66,618
Hamilton Lane, Inc. - Class A	4,674	415,565
Houlihan Lokey, Inc. - Class A	2,634	330,541
Jefferies Financial Group, Inc.	3,373	184,166
MarketAxess Holdings, Inc.	1,432	232,414
MGIC Investment Corp.	856	25,714
PennyMac Mortgage Investment Trust - REIT	1,783	16,814
Piper Sandler Cos.	2,138	162,060
Radian Group, Inc.	10,724	418,129
SEI Investments Co.	1,020	105,039
Sezzle, Inc.(a)	208	32,188
SLM Corp.	4,771	124,022
Stewart Information Services Corp.	2,369	160,121
Stifel Financial Corp.	3,048	252,710
WisdomTree, Inc.	16,935	328,031
World Acceptance Corp.(a)	623	112,022
		7,137,430

The accompanying notes are an integral part of these financial statements.

Health Care - 11.8%
ACADIA Pharmaceuticals, Inc.(a)	2,295	$59,372
AdaptHealth Corp.(a)	2,317	25,024
ADMA Biologics, Inc.(a)	1,866	15,786
Alkermes PLC(a)	251	12,297
Amphastar Pharmaceuticals, Inc.(a)	4,501	89,750
ANI Pharmaceuticals, Inc.(a)	3,327	263,632
Arcus Biosciences, Inc.(a)	1,986	55,985
Arrowhead Pharmaceuticals, Inc.(a)	602	50,959
Astrana Health, Inc.(a)	1,882	66,924
Chemed Corp.	84	44,709
Collegium Pharmaceutical, Inc.(a)	3,393	120,078
Corcept Therapeutics, Inc.(a)	3,307	378,618
Cytokinetics, Inc.(a)	3,254	250,981
Encompass Health Corp.	8,093	898,890
Ensign Group, Inc.	1,267	225,729
Envista Holdings Corp.(a)	13,493	368,494
Exelixis, Inc.(a)	21,573	1,144,016
Fortrea Holdings, Inc.(a)	722	13,841
Globus Medical, Inc. - Class A(a)	9,542	751,814
Haemonetics Corp.(a)	2,335	199,736
Halozyme Therapeutics, Inc.(a)	9,164	756,397
Harmony Biosciences Holdings, Inc.(a)	6,622	233,359
HealthEquity, Inc.(a)	194	19,518
ICU Medical, Inc.(a)	311	52,407
Indivior Pharmaceuticals, Inc.(a)	10,230	409,302
Innoviva, Inc.(a)	11,742	246,230
Inspire Medical Systems, Inc.(a)	157	7,883
Integra LifeSciences Holdings Corp.(a)	610	10,157
Jazz Pharmaceuticals PLC(a)	2,718	687,273
Krystal Biotech, Inc.(a)	639	217,976
Lantheus Holdings, Inc.(a)	3,597	358,405
LeMaitre Vascular, Inc.	342	34,651
LivaNova PLC(a)	1,886	151,144
Medpace Holdings, Inc.(a)	1,287	742,741
Merit Medical Systems, Inc.(a)	641	54,491
Neogen Corp.(a)	8,531	102,713
NeoGenomics, Inc.(a)	4,493	68,698
Neurocrine Biosciences, Inc.(a)	3,374	562,783
Omnicell, Inc.(a)	4,203	148,660
Option Care Health, Inc.(a)	7,803	179,703
Organon & Co.	3,227	43,726
Pacira BioSciences, Inc.(a)	3,450	91,115
Pediatrix Medical Group, Inc.(a)	7,591	201,237
Penumbra, Inc.(a)	1,182	379,647
Progyny, Inc.(a)	2,589	80,596
Protagonist Therapeutics, Inc.(a)	772	105,486
PTC Therapeutics, Inc.(a)	3,667	249,393
Roivant Sciences Ltd.(a)	6,292	213,362
Sarepta Therapeutics, Inc.(a)	13,054	193,982
STAAR Surgical Co.(a)	4,795	116,806

The accompanying notes are an integral part of these financial statements.

Supernus Pharmaceuticals, Inc.(a)	1,742	$77,745
Tandem Diabetes Care, Inc.(a)	7,459	145,451
Tenet Healthcare Corp.(a)	4,627	1,178,867
TG Therapeutics, Inc.(a)	7,270	378,258
TransMedics Group, Inc.(a)	1,196	91,506
United Therapeutics Corp.(a)	2,537	1,313,430
Veracyte, Inc.(a)	1,251	57,946
Vericel Corp.(a)	6,148	282,562
Vir Biotechnology, Inc.(a)	1,987	17,207
		15,299,448

Industrial Products - 11.8%
AAON, Inc.	201	17,901
AAR Corp.(a)	1,586	222,103
Acuity, Inc.	2,074	681,081
Advanced Energy Industries, Inc.	481	139,259
AeroVironment, Inc.(a)	902	134,732
AGCO Corp.	3,494	356,947
Albany International Corp.	3,753	279,636
ATI, Inc.(a)	4,254	797,370
Badger Meter, Inc.	418	56,158
Belden, Inc.	1,602	198,728
BWX Technologies, Inc.	4,058	684,585
Cognex Corp.	13,038	850,599
Crane Co.	641	136,828
Curtiss-Wright Corp.	1,239	897,036
Donaldson Co., Inc.	1,257	118,460
Enerpac Tool Group Corp.	657	23,481
ESCO Technologies, Inc.	276	87,020
Federal Signal Corp.	488	60,976
Flowserve Corp.	4,883	371,059
Franklin Electric Co., Inc.	987	103,359
Graco, Inc.	2,741	217,581
Greenbrier Cos., Inc.	4,910	241,817
Hayward Holdings, Inc.(a)	1,196	18,095
Hexcel Corp.	844	86,890
Ichor Holdings Ltd.(a)	675	50,807
Itron, Inc.(a)	3,852	383,890
ITT, Inc.	139	27,241
JBT Marel Corp.	2,508	347,283
Kennametal, Inc.	8,530	289,764
Lincoln Electric Holdings, Inc.	965	252,164
Lindsay Corp.	270	29,921
Littelfuse, Inc.	422	186,579
Mercury Systems, Inc.(a)	3,019	293,145
Middleby Corp.(a)	2,115	282,522
Mueller Industries, Inc.	8,884	589,986
Mueller Water Products, Inc. - Class A	2,950	74,458
Novanta, Inc.(a)	2,052	292,513
nVent Electric PLC	6,487	997,895
Oshkosh Corp.	429	61,094

The accompanying notes are an integral part of these financial statements.

Powell Industries, Inc.	2,547	$531,508
Proto Labs, Inc.(a)	3,585	269,054
Ralliant Corp.	6,033	394,377
RBC Bearings, Inc.(a)	631	347,877
Regal Rexnord Corp.	1,515	310,923
Sensata Technologies Holding PLC	10,606	490,952
Timken Co.	76	10,454
Toro Co.	4,009	368,307
Trinity Industries, Inc.	6,599	206,153
Valmont Industries, Inc.	1,007	485,072
Vontier Corp.	1,104	35,472
Watts Water Technologies, Inc. - Class A	155	53,597
Woodward, Inc.	2,445	882,034
Worthington Enterprises, Inc.	482	27,093
Zurn Elkay Water Solutions Corp.	1,013	51,167
		15,405,003

Industrial Services - 11.4%
AECOM	15,826	1,145,644
American Airlines Group, Inc.(a)	12,122	185,103
AMN Healthcare Services, Inc.(a)	3,014	101,361
APi Group Corp.(a)	8,225	326,368
ArcBest Corp.	1,221	176,251
Argan, Inc.	52	29,662
Brady Corp. - Class A	7,936	748,127
Brink’s Co.	1,879	222,568
Clean Harbors, Inc.(a)	2,484	777,194
Core & Main, Inc. - Class A(a)	5,269	231,678
CoreCivic, Inc.(a)	6,303	188,460
Deluxe Corp.	9,072	234,693
Dorian LPG Ltd.	4,291	203,479
Dycom Industries, Inc.(a)	1,506	604,012
Everus Construction Group, Inc.(a)	1,642	205,956
Fluor Corp.(a)	1,951	97,882
FTI Consulting, Inc.(a)	43	6,853
GEO Group, Inc.(a)	5,870	181,324
Granite Construction, Inc.	6,697	810,136
GXO Logistics, Inc.(a)	836	41,934
H&R Block, Inc.	4,947	217,816
Healthcare Services Group, Inc.(a)	7,798	181,693
Hub Group, Inc. - Class A	162	7,538
John Wiley & Sons, Inc. - Class A	5,732	299,210
Kirby Corp.(a)	5,156	676,158
Knight-Swift Transportation Holdings, Inc. - Class A	378	26,282
Korn Ferry	3,641	299,545
MasTec, Inc.(a)	3,326	875,071
Matson, Inc.	850	172,202
MYR Group, Inc.(a)	791	263,577
RB Global, Inc.	206	22,607
Resideo Technologies, Inc.(a)	194	6,654
Rush Enterprises, Inc. - Class A	6,244	498,209

The accompanying notes are an integral part of these financial statements.

Ryder System, Inc.	3,007	$771,055
Saia, Inc.(a)	1,570	545,779
Schneider National, Inc. - Class B	7,026	251,109
SkyWest, Inc.(a)	3,078	329,254
Sterling Infrastructure, Inc.(a)	692	412,965
Tetra Tech, Inc.	15,599	517,263
UL Solutions, Inc. - Class A	685	62,773
Vestis Corp.(a)	2,974	43,004
Werner Enterprises, Inc.	4,270	159,783
WESCO International, Inc.	1,445	496,343
World Kinect Corp.	1,055	42,052
XPO, Inc.(a)	5,669	1,139,299
		14,835,926

Insurance - 4.1%
American Financial Group, Inc.	2,454	347,781
Assured Guaranty Ltd.	585	48,391
CNO Financial Group, Inc.	8,426	464,188
Employers Holdings, Inc.	821	41,501
Hanover Insurance Group, Inc.	1,589	369,649
Horace Mann Educators Corp.	2,835	147,732
Jackson Financial, Inc. - Class A	3,027	370,142
Kinsale Capital Group, Inc.	622	221,693
Mercury General Corp.	1,242	133,043
Old Republic International Corp.	9,113	393,773
Palomar Holdings, Inc.	197	26,357
Primerica, Inc.	824	263,647
Reinsurance Group of America, Inc.	2,436	576,967
RenaissanceRe Holdings Ltd.	1,264	404,455
Safety Insurance Group, Inc.	1,638	169,353
Selective Insurance Group, Inc.	2,393	226,832
SiriusPoint Ltd.(a)	9,235	218,408
Trupanion, Inc.(a)	297	7,273
United Fire Group, Inc.	2,621	134,615
Unum Group	9,012	776,023
		5,341,823

Materials - 5.4%
Advanced Drainage Systems, Inc.	1,672	231,539
Alcoa Corp.	14,691	664,915
Alpha Metallurgical Resources, Inc.(a)	318	43,617
Apogee Enterprises, Inc.	5,343	211,583
AptarGroup, Inc.	641	85,868
Arcosa, Inc.	361	52,417
Avient Corp.	701	25,460
Axalta Coating Systems Ltd.(a)	1,527	54,682
Balchem Corp.	296	49,596
Cabot Corp.	1,890	166,358
Carlisle Cos., Inc.	1,466	527,643
Carpenter Technology Corp.	751	390,265
Century Aluminum Co.(a)	1,747	78,213

The accompanying notes are an integral part of these financial statements.

Cleveland-Cliffs, Inc.(a)	16,661	$191,935
Commercial Metals Co.	11,842	813,782
Crown Holdings, Inc.	1,082	127,514
Eagle Materials, Inc.	142	29,101
FMC Corp.	17,054	182,648
Ingevity Corp.(a)	801	58,561
Innospec, Inc.	1,759	151,239
Kaiser Aluminum Corp.	430	68,662
Koppers Holdings, Inc.	271	13,284
Materion Corp.	3,136	661,194
NewMarket Corp.	78	66,312
Olin Corp.	735	13,605
Peabody Energy Corp.	1,414	30,146
Quaker Chemical Corp.	667	107,067
Reliance, Inc.	889	361,023
Rogers Corp.(a)	4,565	563,641
RPM International, Inc.	4,339	464,577
Sensient Technologies Corp.	746	92,258
Simpson Manufacturing Co., Inc.	260	48,812
Solstice Advanced Materials, Inc.	1,898	114,203
Trex Co., Inc.(a)	2,044	88,628
Warrior Met Coal, Inc.	580	46,058
WD-40 Co.	472	107,210
Worthington Steel, Inc.	712	25,639
		7,009,255

Media - 1.4%
CarGurus, Inc. - Class A(a)	3,636	131,769
Maplebear, Inc.(a)	6,958	310,327
New York Times Co. - Class A	7,686	575,604
QuinStreet, Inc.(a)	11,796	182,838
Scholastic Corp.	688	27,967
TripAdvisor, Inc. - Class A(a)	9,377	132,825
Versant Media Group, Inc. - Class A	5,831	209,858
Warner Music Group Corp. - Class A	11,149	289,428
		1,860,616

Oil & Gas - 4.3%
Antero Midstream Corp.	27,845	611,755
Antero Resources Corp.(a)	1,256	45,392
Archrock, Inc.	4,611	164,889
Chord Energy Corp.	59	8,282
CNX Resources Corp.(a)	12,367	442,739
Crescent Energy Co.	2,388	27,390
DT Midstream, Inc.	1,462	201,756
Helix Energy Solutions Group, Inc.(a)	11,808	112,294
Helmerich & Payne, Inc.	1,607	55,554
HF Sinclair Corp.	7,741	708,069
Kodiak Gas Services, Inc.	1,631	95,756
Liberty Energy, Inc. - Class A	3,952	73,942
Matador Resources Co.	931	46,448

The accompanying notes are an integral part of these financial statements.

Murphy Oil Corp.	1,421	$56,470
Murphy USA, Inc.	525	319,074
NOV, Inc.	8,152	158,393
Oceaneering International, Inc.(a)	5,997	292,534
Ovintiv, Inc.	6,416	400,743
Par Pacific Holdings, Inc.(a)	2,972	255,681
Patterson-UTI Energy, Inc.	12,007	125,833
PBF Energy, Inc. - Class A	1,888	136,465
Permian Resources Corp. - Class A	458	9,760
Range Resources Corp.	7,354	295,190
TechnipFMC PLC	6,192	443,719
Tidewater, Inc.(a)	254	19,065
Valaris Ltd.(a)	1,319	104,452
Viper Energy, Inc. - Class A	1,819	81,146
Weatherford International PLC	3,054	268,111
		5,560,902

Real Estate - 5.5%
Apple Hospitality REIT, Inc. - REIT	14,156	233,716
Brixmor Property Group, Inc. - REIT	875	27,571
DiamondRock Hospitality Co. - REIT	12,113	160,376
EPR Properties - REIT	9,282	576,134
First Industrial Realty Trust, Inc. - REIT	402	26,468
Global Net Lease, Inc. - REIT	3,503	30,546
Healthcare Realty Trust, Inc. - REIT	30,955	650,365
Innovative Industrial Properties, Inc. - Class A - REIT	1,389	81,687
Jones Lang LaSalle, Inc.(a)	4,442	1,577,043
Lamar Advertising Co. - Class A - REIT	6,758	1,081,010
Millrose Properties, Inc. - Class A - REIT	2,926	81,869
Omega Healthcare Investors, Inc. - REIT	19,286	976,450
Outfront Media, Inc. - REIT	11,140	355,032
Park Hotels & Resorts, Inc. - REIT	13,025	196,156
Pebblebrook Hotel Trust - REIT	25,259	482,447
St. Joe Co.	197	12,261
Sunstone Hotel Investors, Inc. - REIT	34,838	410,043
Xenia Hotels & Resorts, Inc. - REIT	11,136	229,179
		7,188,353

Renewable Energy - 1.0%
EnerSys	3,578	665,687
Nextpower, Inc. - Class A(a)	6,797	610,846
Sunrun, Inc.(a)	937	9,192
		1,285,725

Retail & Wholesale - Discretionary - 3.9%
Abercrombie & Fitch Co.(a)	302	30,061
Advance Auto Parts, Inc.	4,497	249,763
American Eagle Outfitters, Inc.	3,756	64,528
AutoNation, Inc.(a)	1,660	352,584
Avis Budget Group, Inc.(a)	1,053	144,724
Boot Barn Holdings, Inc.(a)	479	71,366

The accompanying notes are an integral part of these financial statements.

Buckle, Inc.	7,424	$324,948
Burlington Stores, Inc.(a)	1,150	423,752
Chewy, Inc. - Class A(a)	3,646	82,400
Dick’s Sporting Goods, Inc.	1,516	297,000
ePlus, Inc.	458	42,324
Etsy, Inc.(a)	115	9,393
FirstCash Holdings, Inc.	1,976	403,124
Freshpet, Inc.(a)	330	19,648
GameStop Corp. - Class A(a)	9,287	201,714
Gap, Inc.	18,936	380,424
G-III Apparel Group Ltd.	5,083	185,072
Group 1 Automotive, Inc.	450	129,047
Hertz Global Holdings, Inc.(a)	6,526	10,344
La-Z-Boy, Inc.	184	7,246
Liquidity Services, Inc.(a)	5,081	198,057
LKQ Corp.	10,387	233,188
Macy’s, Inc.	17,829	442,516
Signet Jewelers Ltd.	1,466	136,191
Urban Outfitters, Inc.(a)	2,861	212,229
Victoria’s Secret & Co.(a)	4,151	368,111
		5,019,754

Retail & Wholesale - Staples - 1.7%
Andersons, Inc.	886	62,711
Chefs’ Warehouse, Inc.(a)	1,511	174,294
Five Below, Inc.(a)	2,568	557,590
Sprouts Farmers Market, Inc.(a)	103	8,977
United Natural Foods, Inc.(a)	3,159	160,572
US Foods Holding Corp.(a)	12,786	1,286,144
		2,250,288

Software & Tech Services - 3.7%
Adeia, Inc.	6,675	177,889
Agilysys, Inc.(a)	901	94,749
Amentum Holdings, Inc.(a)	3,862	85,736
BILL Holdings, Inc.(a)	186	8,394
Booz Allen Hamilton Holding Corp. - Class A	4,630	322,804
CACI International, Inc. - Class A(a)	310	154,302
Calix, Inc.(a)	351	12,601
Clear Secure, Inc. - Class A	4,969	274,488
Commvault Systems, Inc.(a)	2,454	289,081
Digi International, Inc.(a)	384	26,772
DocuSign, Inc.(a)	4,971	272,560
Doximity, Inc. - Class A(a)	2,374	49,640
Dropbox, Inc. - Class A(a)	2,555	83,191
Dynatrace, Inc.(a)	6,242	276,645
Genpact Ltd.	11,970	420,985
Guidewire Software, Inc.(a)	988	150,117
Kyndryl Holdings, Inc.(a)	5,285	71,612
LiveRamp Holdings, Inc.(a)	8,417	318,752
Manhattan Associates, Inc.(a)	1,948	372,769

The accompanying notes are an integral part of these financial statements.

Maximus, Inc.	136	$8,194
N-able, Inc.(a)	6,539	30,603
Okta, Inc. - Class A(a)	1,411	200,263
Pegasystems, Inc.	6,583	201,111
Pitney Bowes, Inc.	1,883	33,009
Progress Software Corp.(a)	3,409	138,371
RingCentral, Inc. - Class A	2,878	160,074
SPS Commerce, Inc.(a)	382	28,035
Teradata Corp.(a)	8,189	253,777
Twilio, Inc. - Class A(a)	1,353	267,015
		4,783,539

Tech Hardware & Semiconductors - 9.8%
ACM Research, Inc. - Class A(a)	788	61,834
Allegro MicroSystems, Inc.(a)	1,774	73,621
Amkor Technology, Inc.	10,093	503,338
Arlo Technologies, Inc.(a)	26,829	394,923
Arrow Electronics, Inc.(a)	1,096	237,361
Avnet, Inc.	1,311	116,469
Axcelis Technologies, Inc.(a)	1,293	168,581
Benchmark Electronics, Inc.	625	49,856
Cirrus Logic, Inc.(a)	2,169	280,560
Cohu, Inc.(a)	1,492	71,601
CTS Corp.	6,348	407,034
Entegris, Inc.	550	65,478
Everpure, Inc. - Class A(a)	13,882	1,071,274
Extreme Networks, Inc.(a)	12,728	383,622
Fabrinet(a)	1,308	569,516
FormFactor, Inc.(a)	6,433	683,185
Harmonic, Inc.(a)	28,559	329,856
InterDigital, Inc.	623	189,906
IPG Photonics Corp.(a)	1,102	93,736
Kulicke & Soffa Industries, Inc.	1,703	151,908
Lattice Semiconductor Corp.(a)	4,425	549,895
MACOM Technology Solutions Holdings, Inc.(a)	2,108	530,036
MaxLinear, Inc. - Class A(a)	7,703	514,714
MKS, Inc.	2,475	736,189
NetScout Systems, Inc.(a)	152	6,182
Onto Innovation, Inc.(a)	2,023	523,107
Penguin Solutions, Inc.(a)	167	8,789
Photronics, Inc.(a)	3,850	116,616
Plexus Corp.(a)	640	160,858
Qorvo, Inc.(a)	2,993	271,076
Rambus, Inc.(a)	9,020	821,091
Sanmina Corp.(a)	753	139,727
Silicon Laboratories, Inc.(a)	1,221	265,568
SiTime Corp.(a)	161	86,167
Synaptics, Inc.(a)	549	58,919
TD SYNNEX Corp.	1,955	499,894
TTM Technologies, Inc.(a)	3,267	377,142
Ultra Clean Holdings, Inc.(a)	1,755	146,209

The accompanying notes are an integral part of these financial statements.

Universal Display Corp.	10,490	$840,878
Veeco Instruments, Inc.(a)	2,998	149,900
Vicor Corp.(a)	377	78,178
		12,784,794

Telecommunications - 1.2%
Iridium Communications, Inc.	972	46,014
Lumen Technologies, Inc.(a)	85,411	544,922
Shenandoah Telecommunications Co.	2,733	32,769
Telephone and Data Systems, Inc.	7,378	247,753
Viasat, Inc.(a)	8,916	685,908
		1,557,366

Utilities - 2.1%
Avista Corp.	2,958	119,651
Black Hills Corp.	333	23,713
Clearway Energy, Inc. - Class C	2,965	94,079
MDU Resources Group, Inc.	11,884	237,086
National Fuel Gas Co.	680	55,971
New Jersey Resources Corp.	2,940	170,197
Northwest Natural Holding Co.	1,151	56,307
Northwestern Energy Group, Inc.	2,190	150,541
ONE Gas, Inc.	2,996	232,639
Ormat Technologies, Inc.	5,949	580,503
Southwest Gas Holdings, Inc.	2,421	216,437
Spire, Inc.	1,149	91,759
Talen Energy Corp.(a)	915	305,702
TXNM Energy, Inc.	5,180	300,026
UGI Corp.	4,504	162,684
		2,797,295

TOTAL COMMON STOCKS (Cost $115,226,268)		129,696,415

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	401,998	401,998

TOTAL SHORT-TERM INVESTMENTS (Cost $401,998)		401,998

TOTAL INVESTMENTS - 100.0% (Cost $115,628,266)		$130,098,413
Liabilities in Excess of Other Assets - 0.0%(c)		(2,012)
TOTAL NET ASSETS - 100.0%		$130,096,401

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026 (Unaudited)

	Intech S&P Large Cap Diversified Alpha ETF	Intech S&P Small-Mid Cap Diversified Alpha ETF
ASSETS:
Investments, at value (cost $117,478,908 and
$115,628,266) (Note 2)	$141,969,829	$130,098,413
Dividends receivable	59,762	32,148
Interest receivable	1,482	1,635
Cash	617	3,125
Total assets	142,031,690	130,135,321

LIABILITIES:
Payable to adviser (Note 4)	30,036	38,920
Total liabilities	30,036	38,920
NET ASSETS	$142,001,654	$130,096,401

NET ASSETS CONSISTS OF:
Paid-in capital	$113,108,151	$107,193,866
Total distributable earnings/(accumulated losses)	28,893,503	22,902,535
Total Net Assets	$142,001,654	$130,096,401

Net assets	$142,001,654	$130,096,401
Shares issued and outstanding(a)	5,671,944	4,900,000
Net asset value per share	$25.04	$26.55

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2026 (Unaudited)

	Intech S&P Large Cap Diversified Alpha ETF	Intech S&P Small-Mid Cap Diversified Alpha ETF
INVESTMENT INCOME:
Dividend income	$780,201	$775,300
Interest income	6,664	7,157
Less: Dividend withholding taxes	(93)	(721)
Total investment income	786,772	781,736

EXPENSES:
Investment advisory fee (Note 4)	168,664	216,212
Total expenses	168,664	216,212
NET INVESTMENT INCOME (LOSS)	618,108	565,524

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,859,175)	784,027
In-kind redemptions	6,939,764	8,987,355
Net realized gain (loss)	5,080,589	9,771,382
Net change in unrealized appreciation (depreciation) on:
Investments	5,379,525	2,821,453
Net change in unrealized appreciation (depreciation)	5,379,525	2,821,453
Net realized and unrealized gain (loss)	10,460,114	12,592,835
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,078,222	$13,158,359

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Intech S&P Large Cap Diversified Alpha ETF		Intech S&P Small-Mid Cap Diversified Alpha ETF
	Period Ended July 31, 2026 (Unaudited)	Period Ended January 31, 2026(a)	Period Ended July 31, 2026 (Unaudited)	Period Ended January 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$618,108	$776,195	$565,524	$782,166
Net realized gain (loss)	5,080,589	1,457,555	9,771,382	5,532,352
Net change in unrealized
appreciation (depreciation)	5,379,525	14,077,179	2,821,453	11,648,694
Net increase (decrease) in net
assets resulting from operations	11,078,222	16,310,929	13,158,359	17,963,212

DISTRIBUTIONS TO
SHAREHOLDERS:
From earnings	–	(680,131)	–	(672,923)
Total distributions to shareholders	–	(680,131)	–	(672,923)

CAPITAL TRANSACTIONS:
Subscriptions	24,276,667	129,808,496	33,489,995	134,661,620
Redemptions	(25,952,674)	(12,839,855)	(33,330,068)	(35,173,794)
Net increase (decrease) in net
assets from capital transactions	(1,676,007)	116,968,641	159,927	99,487,826

NET INCREASE (DECREASE)
IN NET ASSETS	9,402,215	132,599,439	13,318,286	116,778,115

NET ASSETS:
Beginning of the period	132,599,439	–	116,778,115	–
End of the period	$142,001,654	$132,599,439	$130,096,401	$116,778,115

SHARES TRANSACTIONS
Subscriptions	990,000	6,341,944	1,330,000	6,480,000
Redemptions	(1,060,000)	(600,000)	(1,330,000)	(1,580,000)
Total increase (decrease) in shares
outstanding	(70,000)	5,741,944	–	4,900,000

(a) Inception date of the Fund was February 27, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Intech S&P Large Cap Diversified Alpha ETF

	Period Ended July 31, 2026	Period Ended January 31,
	(Unaudited)	2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.09	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.11	0.17
Net realized and unrealized gain (loss)(c)	1.84	3.04
Total from investment operations	1.95	3.21

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.12)
Total distributions	–	(0.12)

Net asset value, end of period	$25.04	$23.09
TOTAL RETURN(d)	8.41%	16.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$142,002	$132,599
Ratio of expenses to average net assets(e)	0.25%	0.25%
Ratio of net investment income to average net assets(e)	0.92%	0.84%
Portfolio turnover rate(d)(f)	61%	117%

(a)	Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF. (See Note 1 in Notes to Financial Statements)

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Intech S&P Small-Mid Cap Diversified Alpha ETF
	Period Ended July 31, 2026	Period Ended
	(Unaudited)	January 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.83	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.12	0.21
Net realized and unrealized gain (loss)(c)	2.60	3.76
Total from investment operations	2.72	3.97

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.14)
Total distributions	–	(0.14)

Net asset value, end of period	$26.55	$23.83
TOTAL RETURN(d)	11.40%	19.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$130,096	$116,778
Ratio of expenses to average net assets(e)	0.35%	0.35%
Ratio of net investment income to average net assets(e)	0.92%	1.03%
Portfolio turnover rate(d)(f)	79%	166%

(a)	Inception date of the Fund was February 27, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Intech S&P Large Cap Diversified Alpha ETF and the Intech S&P Small-Mid Cap Diversified Alpha ETF, (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Intech Investment Management LLC (the “Sub -Adviser”) serves as sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” Both Funds commenced operations on February 27, 2025.

Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC (the “Predecessor Account”) was reorganized into the Intech S&P Large Cap Diversified Alpha ETF (the “Acquiring Fund”), a series of the Trust, by transferring all of the Predecessor Account’s assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund.

The Acquiring Fund has substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Account.

The investment objective for both Funds is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Notes to Financial Statements

July 31, 2026 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2026:

Intech S&P Large Cap Diversified Alpha ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$141,492,735	$–	$–	$141,492,735
Money Market Funds	477,094	–	–	477,094
Total Investments	$141,969,829	$–	$–	$141,969,829

Notes to Financial Statements

July 31, 2026 (Unaudited)

Intech S&P Small-Mid Cap Diversified Alpha ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$129,696,415	$–	$–	$129,696,415
Money Market Funds	401,998	–	–	401,998
Total Investments	$130,098,413	$–	$–	$130,098,413

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements

July 31, 2026 (Unaudited)

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests.

Index Concentration Risk. To the extent that an Index becomes concentrated in a few large issuers, a Fund may be unable to achieve similar weights in these positions due to a Fund’s status as a diversified Fund. This could impact a Fund’s ability to achieve its investment objective.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Notes to Financial Statements

July 31, 2026 (Unaudited)

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Intech S&P Large Cap Diversified Alpha ETF	0.25%
Intech S&P Small-Mid Cap Diversified Alpha ETF	0.35%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended July 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Notes to Financial Statements

July 31, 2026 (Unaudited)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

Notes to Financial Statements

July 31, 2026 (Unaudited)

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate their reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Intech S&P Large Cap Diversified Alpha ETF	$86,600,251	$83,097,895
Intech S&P Small-Mid Cap Diversified Alpha ETF	$102,537,672	$99,297,739

For the period ended July 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended July 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Intech S&P Large Cap Diversified Alpha ETF	$19,618,308	$24,218,830
Intech S&P Small-Mid Cap Diversified Alpha ETF	$29,992,103	$32,547,391

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended July 31, 2026 and the prior fiscal period ended January 31, 2026 were as follows:

	Intech S&P Large Cap		Intech S&P Small-Mid Cap
	Diversified Alpha ETF		Diversified Alpha ETF
	Period Ended	Period Ended	Period Ended	Period Ended
	July 31, 2026	January 31,	July 31, 2026	January 31,
	(Unaudited)	2026 (a)	(Unaudited)	2026 (a)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(680,131)	–	(672,923)
Total distributions to shareholders	–	(680,131)	–	(672,923)

(a) Inception date of the Fund was February 27, 2025.

As of the most recent fiscal year ended January 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Notes to Financial Statements

July 31, 2026 (Unaudited)

	Intech S&P Large Cap	Intech S&P Small-Mid Cap
	Diversified Alpha ETF	Diversified Alpha ETF
Cost of investments(a)	$114,651,463	$107,141,797
Gross tax unrealized appreciation	21,857,480	13,018,936
Gross tax unrealized depreciation	(3,945,290)	(3,393,360)
Net tax unrealized appreciation (depreciation)	17,912,190	9,625,576
Undistributed ordinary income (loss)	96,065	109,231
Undistributed long-term capital gain (loss)	–	9,369
Total distributable earnings	96,065	118,600
Other accumulated gain (loss)	(192,974)	–
Total distributable earnings/(accumulated losses)	$17,815,281	$9,744,176

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

As of January 31, 2026, the table below presents long-term and short-term capital loss carryovers, where applicable, which do not expire.

Fund	Short-Term	Long-Term
Intech S&P Large Cap Diversified Alpha ETF	$113,359	$79,615
Intech S&P Small-Mid Cap Diversified Alpha ETF	–	–

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $500 for the Intech S&P Large Cap Diversified Alpha ETF and $750 for the Intech S&P Small-Mid Cap Diversified Alpha ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Notes to Financial Statements

July 31, 2026 (Unaudited)

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 24, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF (each an “Intech ETF” and together, the “Intech ETFs”);

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement and together with the Advisory Agreements, the “Agreements”) between the Adviser and Intech Investment Management LLC (“Intech”) with respect to the Intech ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and each Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on February 24, 2025. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers; the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Advisers working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review. With respect to the Intech ETFs, the Board did review similarly managed account performance.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to each Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and each Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Advisers. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Advisers will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2)   Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3)   A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4)   Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)  Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 6, 2026